OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Before Tax Amount
Other Comprehensive Income (Loss)	$ (1,326)	$ 2,613	$ 894
Income Tax (Expense) Recovery
Other Comprehensive Income (Loss)	54	(216)	(252)
Net of Tax Amount
Other comprehensive income (loss) (Note 27)	(1,272)	2,397	642
Foreign currency translation gains and losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(1,148)	1,410	(100)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	7	84	(8)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(1,141)	1,494	(108)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	23	(48)	(3)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	(6)	12	1
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	17	(36)	(2)
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications		(58)	(13)
Reclassification from accumulated other comprehensive Income (loss)	97	63	68
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications		19	3
Reclassification from AOCI	(23)	(21)	(13)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications		(39)	(10)
Reclassification from accumulated other comprehensive income (loss)	74	42	55
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(15)	81	208
Reclassification from accumulated other comprehensive Income (loss)		9	20
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	4	(18)	(50)
Reclassification from AOCI		(3)	(6)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(11)	63	158
Reclassification from accumulated other comprehensive income (loss)		6	14
Other comprehensive income (loss) on equity investments
Before Tax Amount
Other Comprehensive Income (Loss)	(283)	1,156	714
Income Tax (Expense) Recovery
Other Comprehensive Income (Loss)	72	(289)	(179)
Net of Tax Amount
Other comprehensive income (loss) (Note 27)	$ (211)	$ 867	$ 535